LEASE LIABILITIES AND RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Jan. 31, 2021
Lease Liabilities And Right Of Use Assets [abstract]
Schedule of leases as defined by IFRS 16
Entity Name/Lessee	Asset	Contains a lease?	Useful life (years)
Swell Companies, LTD	Land/Building	Yes	5
Silver State Cultivation LLC	Land/Building	Yes	12
Silver State Relief LLC (Sparks)	Land/Building	Yes	12
Silver State Relief LLC (Fernley)	Land/Building	Yes	12
Megawood Enterprises Inc.	Land/Building	Yes	5
Phantom Distribution, LLC	Land/Building	Yes	5
63353 Bend, LLC	Land/Building	Yes	5
20727-4 Bend, LLC	Land/Building	Yes	5
4964 BFH, LLC	Land/Building	Yes	5

Schedule of maturity analysis - contractual undiscounted cash flows
Maturity Analysis - contractual undiscounted cash flows
Less than one year	$1,380,236
One to five years	16,139,530
Total undiscounted lease liabilities at January 31, 2021	$17,519,767
Lease liabilities included in the statement of financial position
Current	$437,857
Non-current	9,691,215
Balance, January 31, 2021	$10,129,072
Amounts recognized in profit or loss
Interest on lease liabilities	$513,423
Total cash outflow for leases	$1,613,173

Schedule of financial statement effects concerning right-of-use assets
Cost
Balance, January 31, 2019	$7,861,107
Right-of-use additions	3,386,237
Adjustment*	(927,300)
Disposal**	(4,197,087)
Balance, January 31, 2020	6,122,957
Right-of-use additions	7,263,368
Classified as held for sale	(832,736)
Disposal***	(899,398)
Balance, January 31, 2021	$11,654,191
Accumulated Amortization
Balance, January 31, 2019	(116,496)
Disposal**	230,686
Amortization expense	(1,576,459)
Balance, January 31, 2020	(1,462,269)
Disposal***	554,631
Classified as held for sale	299,687
Amortization expense	(1,280,652)
Balance, January 31, 2021	$(1,888,603)
Carrying Amount, January 31, 2020	$4,660,688
Carrying Amount, January 31, 2021	$9,765,588